Note 16 - Basic and Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Numerator - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥ 3,322,081	¥ 4,442,237	¥ 5,300,654